Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	$ 0.0	$ 0.7
Trade receivables from related parties	0.5	0.0
Share-based payments	0.1	$ 0.1	$ 0.1
Sponsor [Member] | Consulting Services [Member]
Disclosure of transactions between related parties [line items]
Related party transactions amount of transaction	1.8
Related party expense	1.8
Sponsor [Member] | Reimbursements [Member]
Disclosure of transactions between related parties [line items]
Related party expense	$ 0.2